Accumulated Other Comprehensive Income/(loss) (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Summary of Breakdown of Accumulated Other Comprehensive Income/(Loss)
A breakdown of the accumulated other comprehensive income/(loss) is as follows:

(in US$ millions)	Post-retirement benefit obligation	Foreign currency translation reserve	Accumulated Other Comprehensive Income
Balance at Allocation of partnership capital to unitholders	(1.4)	—	(1.4)
Other comprehensive income	(0.1)	(4.5)	(4.6)
Balance at December 31, 2014	(1.5)	(4.5)	(6.0)
Other comprehensive income	0.4	(5.2)	(4.8)
Balance at December 31, 2015	(1.1)	(9.7)	(10.8)